Stockholders' Equity, Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants outstanding	166,333	166,333
Share price per share	$ 11.50	$ 11.50
Expiration period of warrants	5 years	5 years
Fair value of warrants	$ 0.7
Private Placement Warrants [Member] | Additional Paid-in Capital [Member]
Warrants [Abstract]
Fair value of warrants	0.3
Private Placement Warrants [Member] | Other Income (Expense), Net [Member]
Warrants [Abstract]
Fair value of warrants	$ 0.4
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding	4,983,314	4,983,314